UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Atlanta Capital Horizon Growth Fund Semiannual Report March 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2012
Eaton Vance
Atlanta Capital Horizon Growth Fund
Table of Contents

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Officers and Trustees	19
Important Notices	20

Eaton Vance
Atlanta Capital Horizon Growth Fund
March 31, 2012
Portfolio Managers Richard B. England, CFA; Brian P. Mansfield and Glenn H. Shaw, CFA, each of Atlanta Capital Management Company, LLC.
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	3/4/2002	25.38%	0.97%	6.08%	6.87%	—
Class A with 5.75% Maximum Sales Charge	—	18.17	-4.85	4.84	6.24	—
Class B at NAV	3/4/2002	24.88	0.18	5.30	6.07	—
Class B with 5% Maximum Sales Charge	—	20.24	-3.55	5.00	6.07	—
Class C at NAV	3/4/2002	24.91	0.19	5.28	6.07	—
Class C with 1% Maximum Sales Charge	—	23.98	-0.56	5.28	6.07	—
Class I at NAV	5/2/2011	25.52	—	—	—	-0.11%
Russell Midcap Growth Index	—	27.39%	4.43%	4.44%	6.91%	—
S&P MidCap 400 Index	—	28.23	1.98	4.77	7.69	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			1.73%	2.48%	2.48%	1.48%
Net			1.40	2.15	2.15	1.15
Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

MercadoLibre, Inc.	4.4%
priceline.com, Inc.	4.0
Cognizant Technology Solutions Corp., Class A	2.5
Amphenol Corp., Class A	2.4
Fossil, Inc.	2.4
Expeditors International of Washington, Inc.	2.3
IntercontinentalExchange, Inc.	2.3
BorgWarner, Inc.	2.3
C.H. Robinson Worldwide, Inc.	2.2
J.B. Hunt Transport Services, Inc.	2.2

Total	27.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Atlanta Capital Horizon Growth Fund
March 31, 2012
Endnotes and Additional Disclosures

[1]	Effective July 11, 2011, the Fund’s primary benchmark changed from the S&P MidCap 400 Index to the Russell Midcap Growth Index, as it was deemed by the portfolio managers to be a more appropriate primary benchmark for the Fund. Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks. S&P MidCap 400 Index is an unmanaged index of 400 U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/13. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Prior to July 11, 2011, the Fund was a tax-managed fund with an investment objective of long-term after-tax returns. Prior to that date, the Fund also had a policy of investing at least 80% of net assets in mid-cap companies and pursued a core investment strategy.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 – March 31, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)		Ratio

Actual
Class A	$1,000.00	$1,253.80	$7.89	**	1.40%
Class B	$1,000.00	$1,248.80	$12.09	**	2.15%
Class C	$1,000.00	$1,249.10	$12.09	**	2.15%
Class I	$1,000.00	$1,255.20	$6.48	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$7.06	**	1.40%
Class B	$1,000.00	$1,014.30	$10.83	**	2.15%
Class C	$1,000.00	$1,014.30	$10.83	**	2.15%
Class I	$1,000.00	$1,019.30	$5.81	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value

Air Freight & Logistics — 4.5%

C.H. Robinson Worldwide, Inc.	16,830	$1,102,197
Expeditors International of Washington, Inc.	24,270	1,128,797

		$2,230,994

Auto Components — 2.3%

BorgWarner, Inc.(1)	13,255	$1,117,927

		$1,117,927

Beverages — 1.4%

Dr Pepper Snapple Group, Inc.	4,390	$176,522
Monster Beverage Corp.(1)	8,380	520,314

		$696,836

Capital Markets — 1.8%

Affiliated Managers Group, Inc.(1)	7,900	$883,299

		$883,299

Chemicals — 1.7%

Airgas, Inc.	1,570	$139,683
Ecolab, Inc.	11,120	686,326

		$826,009

Commercial Banks — 1.8%

First Republic Bank(1)	26,015	$856,934

		$856,934

Commercial Services & Supplies — 3.5%

Stericycle, Inc.(1)	11,020	$921,713
Waste Connections, Inc.	24,130	784,949

		$1,706,662

Communications Equipment — 3.2%

Acme Packet, Inc.(1)	25,075	$690,064
Juniper Networks, Inc.(1)	38,025	870,012

		$1,560,076

Construction & Engineering — 0.9%

Chicago Bridge & Iron Co. NV – NY Shares	10,310	$445,289

		$445,289

Diversified Financial Services — 4.0%

IntercontinentalExchange, Inc.(1)	8,140	$1,118,599
MSCI, Inc., Class A(1)	23,590	868,348

		$1,986,947

Electrical Equipment — 1.9%

AMETEK, Inc.	18,890	$916,354

		$916,354

Electronic Equipment, Instruments & Components — 2.4%

Amphenol Corp., Class A	20,025	$1,196,894

		$1,196,894

Energy Equipment & Services — 5.6%

Cameron International Corp.(1)	17,910	$946,185
Core Laboratories NV	6,980	918,359
Oceaneering International, Inc.	16,410	884,335

		$2,748,879

Food & Staples Retailing — 0.4%

Fresh Market, Inc. (The)(1)	3,710	$177,895

		$177,895

Food Products — 2.3%

Green Mountain Coffee Roasters, Inc.(1)	12,920	$605,173
Hain Celestial Group, Inc. (The)(1)	4,030	176,554
McCormick & Co., Inc.	3,260	177,442
TreeHouse Foods, Inc.(1)	2,910	173,145

		$1,132,314

Health Care Equipment & Supplies — 2.7%

Edwards Lifesciences Corp.(1)	8,655	$629,478
Intuitive Surgical, Inc.(1)	1,275	690,731

		$1,320,209

Health Care Technology — 1.4%

Allscripts Healthcare Solutions, Inc.(1)	40,550	$673,130

		$673,130

Hotels, Restaurants & Leisure — 2.5%

Arcos Dorados Holdings, Inc., Class A	20,000	$361,800
Wynn Resorts, Ltd.	6,900	861,672

		$1,223,472

Household Products — 0.4%

Church & Dwight Co., Inc.	3,450	$169,706

		$169,706

Insurance — 1.8%

Markel Corp.(1)	1,925	$864,209

		$864,209

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet & Catalog Retail — 4.0%

priceline.com, Inc.(1)	2,770	$1,987,475

		$1,987,475

Internet Software & Services — 4.4%

MercadoLibre, Inc.	22,175	$2,168,493

		$2,168,493

IT Services — 2.5%

Cognizant Technology Solutions Corp., Class A(1)	16,050	$1,235,047

		$1,235,047

Life Sciences Tools & Services — 3.2%

Illumina, Inc.(1)	16,750	$881,218
Mettler-Toledo International, Inc.(1)	3,835	708,516

		$1,589,734

Machinery — 4.2%

AGCO Corp.(1)	16,035	$757,012
IDEX Corp.	19,030	801,734
Joy Global, Inc.	6,785	498,698

		$2,057,444

Metals & Mining — 1.8%

Cliffs Natural Resources, Inc.	13,060	$904,536

		$904,536

Multiline Retail — 1.0%

Dollar Tree, Inc.(1)	5,350	$505,521

		$505,521

Oil, Gas & Consumable Fuels — 3.2%

Denbury Resources, Inc.(1)	56,150	$1,023,614
QEP Resources, Inc.	17,280	527,040

		$1,550,654

Pharmaceuticals — 3.4%

Allergan, Inc.	9,880	$942,848
Perrigo Co.	7,150	738,667

		$1,681,515

Professional Services — 1.0%

IHS, Inc.(1)	5,210	$487,917

		$487,917

Road & Rail — 2.2%

J.B. Hunt Transport Services, Inc.	20,160	$1,096,099

		$1,096,099

Semiconductors & Semiconductor Equipment — 2.1%

Broadcom Corp., Class A(1)	26,150	$1,027,695

		$1,027,695

Software — 7.1%

Informatica Corp.(1)	16,210	$857,509
Intuit, Inc.	15,450	929,008
Red Hat, Inc.(1)	14,050	841,455
salesforce.com, inc.(1)	5,515	852,123

		$3,480,095

Specialty Retail — 6.0%

CarMax, Inc.(1)	25,515	$884,095
Tiffany & Co.	10,180	703,743
Ulta Salon, Cosmetics & Fragrance, Inc.	8,050	747,764
Vitamin Shoppe, Inc.(1)	14,270	630,877

		$2,966,479

Textiles, Apparel & Luxury Goods — 4.2%

Fossil, Inc.(1)	9,020	$1,190,460
lululemon athletica, inc.(1)	11,975	894,293

		$2,084,753

Total Common Stocks
(identified cost $41,312,573)		$47,557,492

Short-Term Investments — 1.2%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$595	$595,356

Total Short-Term Investments
(identified cost $595,356)		$595,356

Total Investments — 98.0%
(identified cost $41,907,929)		$48,152,848

Other Assets, Less Liabilities — 2.0%		$1,003,975

Net Assets — 100.0%		$49,156,823

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2012

Unaffiliated investments, at value (identified cost, $41,312,573)	$47,557,492
Affiliated investment, at value (identified cost, $595,356)	595,356
Cash	438
Dividends receivable	23,758
Interest receivable from affiliated investment	53
Receivable for investments sold	1,234,903
Receivable for Fund shares sold	44,568
Receivable from affiliates	15,867

Total assets	$49,472,435

Liabilities

Payable for Fund shares redeemed	$236,750
Payable to affiliates:
Investment adviser fee	33,098
Administration fee	6,206
Distribution and service fees	20,286
Accrued expenses	19,272

Total liabilities	$315,612

Net Assets	$49,156,823

Sources of Net Assets

Paid-in capital	$42,306,143
Accumulated net realized gain	906,007
Accumulated net investment loss	(300,246)
Net unrealized appreciation	6,244,919

Total	$49,156,823

Class A Shares

Net Assets	$32,798,255
Shares Outstanding	2,429,482
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.50
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.32

Class B Shares

Net Assets	$4,000,007
Shares Outstanding	329,506
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.14

Class C Shares

Net Assets	$11,801,089
Shares Outstanding	972,983
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.13

Class I Shares

Net Assets	$557,472
Shares Outstanding	41,193
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.53

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2012

Dividends (net of foreign taxes, $829)	$135,523
Interest allocated from affiliated investment	428
Expenses allocated from affiliated investment	(49)

Total investment income	$135,902

Expenses

Investment adviser fee	$189,292
Administration fee	35,492
Distribution and service fees
Class A	39,520
Class B	20,043
Class C	56,869
Trustees’ fees and expenses	1,145
Custodian fee	29,973
Transfer and dividend disbursing agent fees	29,828
Legal and accounting services	9,536
Printing and postage	10,729
Registration fees	42,304
Miscellaneous	6,906

Total expenses	$471,637

Deduct —
Allocation of expenses to affiliates	$82,825

Total expense reductions	$82,825

Net expenses	$388,812

Net investment loss	$(252,910)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$828,313
Investment transactions allocated from affiliated investment	14

Net realized gain	$828,327

Change in unrealized appreciation (depreciation) —
Investments	$9,863,242

Net change in unrealized appreciation (depreciation)	$9,863,242

Net realized and unrealized gain	$10,691,569

Net increase in net assets from operations	$10,438,659

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Period Ended	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2011(1)	October 31, 2010

From operations —
Net investment loss	$(252,910)	$(392,156)	$(258,750)
Net realized gain from investment transactions and capital gain distributions received	828,327	14,898,797	1,836,462
Net change in unrealized appreciation (depreciation) from investments	9,863,242	(15,015,219)	6,991,663

Net increase (decrease) in net assets from operations	$10,438,659	$(508,578)	$8,569,375

Distributions to shareholders —
From net realized gain
Class A	$(7,326,162)	$(144,701)	$—
Class B	(972,355)	(14,870)	—
Class C	(2,828,659)	(31,816)	—
Class I	(96,894)	—	—

Total distributions to shareholders	$(11,224,070)	$(191,387)	$—

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,682,312	$18,152,783	$12,426,937
Class B	700,027	2,396,084	789,675
Class C	1,684,105	6,139,116	1,213,807
Class I	714,388	1,750	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,557,260	133,727	—
Class B	808,325	12,075	—
Class C	2,478,644	27,314	—
Class I	96,698	—	—
Cost of shares redeemed
Class A	(7,464,565)	(24,822,393)	(9,399,726)
Class B	(595,345)	(961,139)	(426,149)
Class C	(2,447,017)	(2,054,666)	(1,969,717)
Class I	(244,547)	—	—
Net asset value of shares exchanged
Class A	604,123	757,086	795,952
Class B	(604,123)	(757,086)	(795,952)

Net increase (decrease) in net assets from Fund share transactions	$5,970,285	$(975,349)	$2,634,827

Net increase (decrease) in net assets	$5,184,874	$(1,675,314)	$11,204,202

Net Assets

At beginning of period	$43,971,949	$45,647,263	$34,443,061

At end of period	$49,156,823	$43,971,949	$45,647,263

Accumulated net investment loss included in net assets

At end of period	$(300,246)	$(47,336)	$(38,364)

(1)	For the eleven months ended September 30, 2011.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Financial Highlights

	Class A

	Six Months Ended				Year Ended October 31,
	March 31, 2012		Period Ended
	(Unaudited)		September 30, 2011(1)		2010		2009		2008		2007		2006

Net asset value — Beginning of period	$14.100		$14.410		$11.610		$9.910		$15.400		$13.890		$12.360

Income (Loss) From Operations

Net investment loss(2)	$(0.056	)(3)	$(0.088	)(4)	$(0.060)		$(0.012)		$(0.035)		$(0.049)		$(0.067)
Net realized and unrealized gain (loss)	2.935		(0.166)		2.860		1.712		(4.430)		2.299		1.663

Total income (loss) from operations	$2.879		$(0.254)		$2.800		$1.700		$(4.465)		$2.250		$1.596

Less Distributions

From net realized gain	$(3.479)		$(0.056)		$—		$—		$(1.025)		$(0.740)		$(0.066)

Total distributions	$(3.479)		$(0.056)		$—		$—		$(1.025)		$(0.740)		$(0.066)

Net asset value — End of period	$13.500		$14.100		$14.410		$11.610		$9.910		$15.400		$13.890

Total Return(5)	25.38	%(6)	(1.81	)%(6)	24.12%		17.15%		(31.02)%		16.93%		12.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,798		$29,725		$35,125		$24,813		$16,196		$24,406		$17,718
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.40	%(9)	1.52	%(9)(10)	1.60	%(10)	1.60	%(10)	1.60	%(10)	1.64	%(10)	1.70	%(10)
Net investment loss	(0.83	)%(3)(9)	(0.59	)%(4)(9)	(0.46)%		(0.11)%		(0.26)%		(0.34)%		(0.50)%
Portfolio Turnover of the Portfolio(11)	—		16	%(6)	33%		42%		40%		38%		55%
Portfolio Turnover of the Fund	20	%(6)	52	%(6)(12)	—		—		—		—		—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	Computed using average shares outstanding.
(3)	Net investment loss per share reflects special dividends which amounted to $0.013 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.02)%.
(4)	Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.015 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.69)%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.35%, 0.21%, 0.09%, 0.31%, 0.06%, 0.07% and 0.07% of average daily net assets for the six months ended March 31, 2012, the period ended September 30, 2011 and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.
(9)	Annualized.
(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(12)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.
References to Portfolio herein are to Tax-Managed Mid-Cap Core Portfolio, a Massachusetts business trust having the same investment objective and polices as the Fund, in which the Fund invested all of its investable assets prior to April 22, 2011.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Financial Highlights — continued

	Class B

	Six Months Ended				Year Ended October 31,
	March 31, 2012		Period Ended
	(Unaudited)		September 30, 2011(1)		2010		2009		2008		2007		2006

Net asset value — Beginning of period	$13.060		$13.450		$10.920		$9.380		$14.740		$13.420		$12.030

Income (Loss) From Operations

Net investment loss(2)	$(0.097	)(3)	$(0.195	)(4)	$(0.146)		$(0.075)		$(0.127)		$(0.151)		$(0.161)
Net realized and unrealized gain (loss)	2.656		(0.139)		2.676		1.615		(4.208)		2.211		1.617

Total income (loss) from operations	$2.559		$(0.334)		$2.530		$1.540		$(4.335)		$2.060		$1.456

Less Distributions

From net realized gain	$(3.479)		$(0.056)		$—		$—		$(1.025)		$(0.740)		$(0.066)

Total distributions	$(3.479)		$(0.056)		$—		$—		$(1.025)		$(0.740)		$(0.066)

Net asset value — End of period	$12.140		$13.060		$13.450		$10.920		$9.380		$14.740		$13.420

Total Return(5)	24.88	%(6)	(2.53	)%(6)	23.17%		16.42%		(31.56)%		16.07%		12.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,000		$3,790		$3,327		$3,102		$3,316		$5,950		$6,577
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.15	%(9)	2.25	%(9)(10)	2.35	%(10)	2.35	%(10)	2.35	%(10)	2.39	%(10)	2.45	%(10)
Net investment loss	(1.57	)%(3)(9)	(1.39	)%(4)(9)	(1.21)%		(0.80)%		(1.01)%		(1.08)%		(1.25)%
Portfolio Turnover of the Portfolio(11)	—		16	%(6)	33%		42%		40%		38%		55%
Portfolio Turnover of the Fund	20	%(6)	52	%(6)(12)	—		—		—		—		—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	Computed using average shares outstanding.
(3)	Net investment loss per share reflects special dividends which amounted to $0.012 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.77)%.
(4)	Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.014 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.49)%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.35%, 0.21%, 0.09%, 0.31%, 0.06%, 0.07% and 0.07% of average daily net assets for the six months ended March 31, 2012, the period ended September 30, 2011 and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.
(9)	Annualized.
(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(12)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.
References to Portfolio herein are to Tax-Managed Mid-Cap Core Portfolio, a Massachusetts business trust having the same investment objective and polices as the Fund, in which the Fund invested all of its investable assets prior to April 22, 2011.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Financial Highlights — continued

	Class C

	Six Months Ended				Year Ended October 31,
	March 31, 2012		Period Ended
	(Unaudited)		September 30, 2011(1)		2010		2009		2008		2007		2006

Net asset value — Beginning of period	$13.050		$13.430		$10.910		$9.370		$14.740		$13.420		$12.030

Income (Loss) From Operations

Net investment loss(2)	$(0.097	)(3)	$(0.198	)(4)	$(0.145)		$(0.080)		$(0.127)		$(0.151)		$(0.161)
Net realized and unrealized gain (loss)	2.656		(0.126)		2.665		1.620		(4.218)		2.211		1.617

Total income (loss) from operations	$2.559		$(0.324)		$2.520		$1.540		$(4.345)		$2.060		$1.456

Less Distributions

From net realized gain	$(3.479)		$(0.056)		$—		$—		$(1.025)		$(0.740)		$(0.066)

Total distributions	$(3.479)		$(0.056)		$—		$—		$(1.025)		$(0.740)		$(0.066)

Net asset value — End of period	$12.130		$13.050		$13.430		$10.910		$9.370		$14.740		$13.420

Total Return(5)	24.91	%(6)	(2.46	)%(6)	23.10%		16.44%		(31.63)%		16.07%		12.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,801		$10,456		$7,195		$6,528		$5,273		$8,735		$7,051
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.15	%(9)	2.25	%(9)(10)	2.35	%(10)	2.35	%(10)	2.35	%(10)	2.39	%(10)	2.45	%(10)
Net investment loss	(1.57	)%(3)(9)	(1.42	)%(4)(9)	(1.20)%		(0.84)%		(1.02)%		(1.08)%		(1.25)%
Portfolio Turnover of the Portfolio(11)	—		16	%(6)	33%		42%		40%		38%		55%
Portfolio Turnover of the Fund	20	%(6)	52	%(6)(12)	—		—		—		—		—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	Computed using average shares outstanding.
(3)	Net investment loss per share reflects special dividends which amounted to $0.012 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.77)%.
(4)	Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.013 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.51)%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.35%, 0.21%, 0.09%, 0.31%, 0.06%, 0.07% and 0.07% of average daily net assets for the six months ended March 31, 2012, the period ended September 30, 2011 and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.
(9)	Annualized.
(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(12)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.
References to Portfolio herein are to Tax-Managed Mid-Cap Core Portfolio, a Massachusetts business trust having the same investment objective and polices as the Fund, in which the Fund invested all of its investable assets prior to April 22, 2011.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Financial Highlights — continued

	Class I

	Six Months Ended
	March 31, 2012		Period Ended
	(Unaudited)		September 30, 2011(1)

Net asset value — Beginning of period	$14.110		$17.730

Income (Loss) From Operations

Net investment loss(2)	$(0.048	)(3)	$(0.058)
Net realized and unrealized gain (loss)	2.947		(3.562)

Total income (loss) from operations	$2.899		$(3.620)

Less Distributions

From net realized gain	$(3.479)		$—

Total distributions	$(3.479)		$—

Net asset value — End of period	$13.530		$14.110

Total Return(4)	25.52	%(5)	(20.42	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$557		$1
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.15	%(8)	1.15	%(8)
Net investment loss	(0.75	)%(3)(8)	(0.86	)%(8)
Portfolio Turnover of the Fund	20	%(5)	52	%(5)(9)

(1)	For the period from the commencement of operations, May 2, 2011, to September 30, 2011.
(2)	Computed using average shares outstanding.
(3)	Net investment loss per share reflects special dividends which amounted to $0.003 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.80)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	The administrator of the Fund subsidized certain operating expenses (equal to 0.35% and 0.38% of average daily net assets for the six months ended March 31, 2012 and the period ended September 30, 2011, respectively). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Tax-Managed Mid-Cap Core Portfolio, a Massachusetts business trust having the same investment objective and polices as the Fund, in which the Fund invested all of its investable assets prior to April 22, 2011.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Atlanta Capital Horizon Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to March 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fees and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended March 31, 2012, the investment adviser fee amounted to $189,292 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended March 31, 2012, the administration fee amounted to $35,492.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 1.40%, 2.15%, 2.15% and 1.15% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM and Atlanta Capital were allocated $25,883 and $56,942, respectively, of the Fund’s operating expenses for the six months ended March 31, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2012, EVM earned $1,755 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,785 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2012 amounted to $39,520 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended March 31, 2012, the Fund paid or accrued to EVD $15,032 and $42,652 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At March 31, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $176,000 and $886,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2012 amounted to $5,011 and $14,217 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended March 31, 2012, the Fund was informed that EVD received approximately $700, $5,000 and $900 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,226,076 and $15,846,013, respectively, for the six months ended March 31, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	March 31, 2012	Period Ended	Year Ended
Class A	(Unaudited)	September 30, 2011(1)	October 31, 2010

Sales	271,665	1,105,673	960,667
Issued to shareholders electing to receive payments of distributions in Fund shares	583,386	8,368	—
Redemptions	(577,429)	(1,490,626)	(720,756)
Exchange from Class B shares	43,707	47,949	60,603

Net increase (decrease)	321,329	(328,636)	300,514

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	March 31, 2012	Period Ended	Year Ended
Class B	(Unaudited)	September 30, 2011(1)	October 31, 2010

Sales	56,010	156,856	63,307
Issued to shareholders electing to receive payments of distributions in Fund shares	79,795	811	—
Redemptions	(48,730)	(63,230)	(35,298)
Exchange to Class A shares	(47,838)	(51,587)	(64,788)

Net increase (decrease)	39,237	42,850	(36,779)

	Six Months Ended
	March 31, 2012	Period Ended	Year Ended
Class C	(Unaudited)	September 30, 2011(1)	October 31, 2010

Sales	139,104	399,089	98,682
Issued to shareholders electing to receive payments of distributions in Fund shares	244,925	1,836	—
Redemptions	(212,391)	(135,198)	(161,673)

Net increase (decrease)	171,638	265,727	(62,991)

	Six Months Ended
	March 31, 2012	Period Ended
Class I	(Unaudited)	September 30, 2011(2)

Sales	51,211	100
Issued to shareholders electing to receive payments of distributions in Fund shares	8,588	—
Redemptions	(18,706)	—

Net increase	41,093	100

(1)	For the eleven months ended September 30, 2011.

(2)	Class I commenced operations on May 2, 2011.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,877,262

Gross unrealized appreciation	$7,886,742
Gross unrealized depreciation	(1,611,156)

Net unrealized appreciation	$6,275,586

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2012.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$47,557,492	*	$—	$—	$47,557,492
Short-Term Investments	—		595,356	—	595,356

Total Investments	$47,557,492		$595,356	$—	$48,152,848

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Horizon Growth Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Horizon Growth Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Atlanta Capital Horizon Growth Fund

March 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1301-5/12	TMMCCSRC

Eaton Vance Build America Bond Fund Semiannual Report March 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2012
Eaton Vance
Build America Bond Fund

Table of Contents

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Officers and Trustees	18
Important Notices	19

Eaton Vance
Build America Bond Fund
March 31, 2012
Portfolio Managers Cynthia J. Clemson and Craig R. Brandon, CFA
Performance1,2

				Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Inception

Class A at NAV	11/17/2009	2.96%	22.40%	13.41%
Class A with 4.75% Maximum Sales Charge	—	-1.93	16.55	11.10
Class C at NAV	11/17/2009	2.57	21.60	12.64
Class C with 1% Maximum Sales Charge	—	1.57	20.60	12.64
Class I at NAV	11/17/2009	3.00	22.70	13.65

Barclays Capital U.S. Aggregate Local Authorities Index	11/17/2009	3.24%	18.75%	10.34%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I

Gross		1.36%	2.11%	1.11%
Net		0.95	1.70	0.70

% Distribution Rates/Yields[4]		Class A	Class C	Class I

Distribution Rate		4.42%	3.63%	4.64%
SEC 30-day Yield		3.42	2.84	3.83
Fund Profile
Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Build America Bond Fund
March 31, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital U.S. Aggregate Local Authorities Index is an unmanaged index that measures the performance of U.S. investment-grade fixed-rate debt issued directly or indirectly by local government authorities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/13. Without the reimbursement, performance would have been lower.

[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[5]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

3

Eaton Vance
Build America Bond Fund

March 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 – March 31, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)		Ratio

Actual
Class A	$1,000.00	$1,029.60	$4.82	**	0.95%
Class C	$1,000.00	$1,025.70	$8.61	**	1.70%
Class I	$1,000.00	$1,030.00	$3.55	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.80	**	0.95%
Class C	$1,000.00	$1,016.50	$8.57	**	1.70%
Class I	$1,000.00	$1,021.50	$3.54	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance
Build America Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Taxable Municipal Securities — 97.7%(1)

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 5.0%

University of Massachusetts Building Authority, 6.573%, 5/1/39	$670	$761,267
University of Michigan, 6.172%, 4/1/30	530	604,566
University of Texas, 6.276%, 8/15/41	1,700	1,934,447

		$3,300,280

General Obligations — 40.3%

Ann Arbor, MI, 5.40%, 5/1/23	$1,000	$1,128,330
California, 7.55%, 4/1/39	140	180,600
California, 7.70%, 11/1/30	1,500	1,764,915
California, 7.95%, 3/1/36	125	146,578
Columbus, OH, (Recovery Zone Economic Development), 5.85%, 6/1/27	1,700	2,057,255
Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,500	1,704,285
Connecticut, 5.632%, 12/1/29	1,155	1,367,774
Dallas, TX, Independent School District, (PSF Guaranteed), 6.45%, 2/15/35	2,000	2,422,860
Denton County, TX, 5.968%, 7/15/35	1,000	1,127,710
Denver, CO, 5.65%, 8/1/30	1,250	1,396,787
Denver, CO, City & County School District No. 1, 5.664%, 12/1/33	75	90,879
Detroit, MI, City School District, 7.747%, 5/1/39	1,680	2,092,104
Florida, Board of Education, 5.50%, 6/1/27	1,000	1,091,330
Kauai, HI, 5.763%, 8/1/33	225	265,414
Metropolitan Government of Nashville and Davidson County, TN, 5.707%, 7/1/34	1,000	1,147,620
Montgomery County, PA, 6.03%, 9/1/39	1,365	1,522,030
New York, NY, 5.676%, 10/1/34	1,055	1,150,783
New York, NY, 6.646%, 12/1/31	1,500	1,753,500
Oxford, MI, 6.50%, 5/1/39	200	221,002
San Antonio, TX, Independent School District, 6.247%, 8/15/35	1,245	1,467,594
Santa Monica, CA, Community College District, 6.763%, 8/1/34	1,550	1,780,996
Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	400	440,836
Texas, 5.517%, 4/1/39	175	217,252

		$26,538,434

Hospital — 1.2%

King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250	$278,140
King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	500	550,730

		$828,870

Lease Revenue / Certificates of Participation — 4.0%

New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	$1,855	$2,083,054
Oregon Department of Administrative Services, 6.18%, 5/1/35	500	543,670

		$2,626,724

Other Revenue — 4.7%

Battery Park City Authority, NY, 6.375%, 11/1/39	$820	$934,800
Florida State Board of Education, Lottery Revenue, 6.584%, 7/1/29	280	327,250
New York, NY, Transitional Finance Authority, (Building Aid), 7.128%, 7/15/30	1,500	1,816,425

		$3,078,475

Public Power / Electric Utilities — 10.3%

American Municipal Power-Ohio, Inc., 7.499%, 2/15/50	$1,000	$1,280,240
Los Angeles, CA, Department of Water and Power, 6.166%, 7/1/40	360	403,834
Municipal Electric Authority of Georgia, 6.655%, 4/1/57	1,000	1,122,260
Nebraska Public Power District, 5.323%, 1/1/30	1,000	1,104,740
Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,000	1,271,400
San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,440	1,611,144

		$6,793,618

Special Tax Revenue — 14.3%

Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	$1,160	$1,304,988
Massachusetts School Building Authority, 5.715%, 8/15/39	980	1,222,001
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.534%, 7/1/32	1,000	1,086,160
New York City Transitional Finance Authority, 5.508%, 8/1/37	1,000	1,174,960
New York City Transitional Finance Authority, Future Tax Revenue, 5.882%, 11/1/31	1,010	1,124,433

See Notes to Financial Statements.
5

Eaton Vance
Build America Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

New York Urban Development Corp., 5.77%, 3/15/39	$1,385	$1,630,990
Pennsylvania Turnpike Commission, 6.378%, 12/1/37	1,625	1,854,093

		$9,397,625

Transportation — 7.5%

Maryland Transportation Authority, 5.788%, 7/1/29	$850	$1,041,998
Missouri Highways and Transportation Commission, 5.445%, 5/1/33	930	1,101,018
North Carolina Turnpike Authority, (Triangle Expressway System), 6.70%, 1/1/39	2,165	2,463,835
Port of Seattle, WA, 7.00%, 5/1/36	270	314,110

		$4,920,961

Water and Sewer — 10.4%

Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$775	$895,908
Hamilton County, OH, Sewer System Revenue, 6.50%, 12/1/34	1,000	1,159,350
Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	100	124,199
Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	485	548,889
Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,525	1,748,885
New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	1,025	1,179,180
Washington County, OR, Clean Water Services, 5.701%, 10/1/30	1,000	1,166,310

		$6,822,721

Total Taxable Municipal Securities — 97.7%
(identified cost $59,520,484)		$64,307,708

Total Investments — 97.7%
(identified cost $59,520,484)		$64,307,708

Other Assets, Less Liabilities — 2.3%		$1,546,886

Net Assets — 100.0%		$65,854,594

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	- Permanent School Fund

At March 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	16.3%
Texas	15.3%
Others, representing less than 10% individually	66.1%

(1)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

See Notes to Financial Statements.
6

Eaton Vance
Build America Bond Fund

March 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2012

Investments, at value (identified cost, $59,520,484)	$64,307,708
Interest receivable	978,895
Interest receivable from affiliated investment	8
Receivable for investments sold	1,097,310
Receivable for Fund shares sold	690,362
Receivable from affiliate	27,546

Total assets	$67,101,829

Liabilities

Notes payable	$700,000
Payable for Fund shares redeemed	400,375
Distributions payable	41,937
Due to custodian	5,008
Payable to affiliates:
Investment adviser fee	33,616
Distribution and service fees	25,833
Accrued expenses	40,466

Total liabilities	$1,247,235

Net Assets	$65,854,594

Sources of Net Assets

Paid-in capital	$60,964,203
Accumulated net realized gain	221,656
Accumulated distributions in excess of net investment income	(118,489)
Net unrealized appreciation	4,787,224

Net Assets	$65,854,594

Class A Shares

Net Assets	$31,407,749
Shares Outstanding	2,586,358
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.14
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.75

Class C Shares

Net Assets	$23,128,364
Shares Outstanding	1,905,293
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.14

Class I Shares

Net Assets	$11,318,481
Shares Outstanding	932,154
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.14

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
7

Eaton Vance
Build America Bond Fund

March 31, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2012

Interest	$1,448,077
Interest allocated from affiliated investment	1,198
Expenses allocated from affiliated investment	(164)

Total investment income	$1,449,111

Expenses

Investment adviser fee	$182,370
Distribution and service fees
Class A	38,465
Class C	88,911
Trustees’ fees and expenses	1,623
Custodian fee	21,685
Transfer and dividend disbursing agent fees	24,627
Legal and accounting services	16,117
Printing and postage	10,500
Registration fees	25,147
Miscellaneous	11,182

Total expenses	$420,627

Deduct —
Allocation of expenses to affiliate	$79,467

Total expense reductions	$79,467

Net expenses	$341,160

Net investment income	$1,107,951

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,366,762
Investment transactions allocated from affiliated investment	49

Net realized gain	$1,366,811

Change in unrealized appreciation (depreciation) —
Investments	$(565,675)

Net change in unrealized appreciation (depreciation)	$(565,675)

Net realized and unrealized gain	$801,136

Net increase in net assets from operations	$1,909,087

See Notes to Financial Statements.
8

Eaton Vance
Build America Bond Fund

March 31, 2012

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Period Ended	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2011(1)	October 31, 2010(2)

From operations —
Net investment income	$1,107,951	$1,889,270	$827,260
Net realized gain (loss) from investment transactions	1,366,811	(1,083,035)	11,130
Net change in unrealized appreciation (depreciation) from investments	(565,675)	4,971,006	381,893

Net increase in net assets from operations	$1,909,087	$5,777,241	$1,220,283

Distributions to shareholders —
From net investment income
Class A	$(643,291)	$(874,358)	$(536,506)
Class C	(306,571)	(480,630)	(159,496)
Class I	(276,346)	(580,807)	(145,536)
From net realized gain
Class A	—	(9,631)	—
Class C	—	(5,751)	—
Class I	—	(5,778)	—

Total distributions to shareholders	$(1,226,208)	$(1,956,955)	$(841,538)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$22,015,432	$11,967,747	$33,269,028
Class C	11,123,857	5,879,771	13,346,970
Class I	14,382,184	7,776,124	15,388,845
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	598,199	787,567	476,933
Class C	241,503	413,440	130,107
Class I	187,536	389,327	67,173
Cost of shares redeemed
Class A	(14,942,723)	(17,896,396)	(7,456,060)
Class C	(2,138,784)	(6,830,858)	(559,655)
Class I	(16,245,216)	(10,222,675)	(1,176,692)

Net increase (decrease) in net assets from Fund share transactions	$15,221,988	$(7,735,953)	$53,486,649

Net increase (decrease) in net assets	$15,904,867	$(3,915,667)	$53,865,394

Net Assets

At beginning of period	$49,949,727	$53,865,394	$—

At end of period	$65,854,594	$49,949,727	$53,865,394

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(118,489)	$(232)	$9,869

(1)	For the eleven months ended September 30, 2011.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

See Notes to Financial Statements.
9

Eaton Vance
Build America Bond Fund

March 31, 2012

Financial Highlights

	Class A

	Six Months Ended
	March 31, 2012		Period Ended		Period Ended
	(Unaudited)		September 30, 2011(1)		October 31, 2010(2)

Net asset value — Beginning of period	$12.040		$10.840		$10.000

Income (Loss) From Operations

Net investment income(3)	$0.227		$0.469		$0.455
Net realized and unrealized gain	0.125		1.216		0.796

Total income from operations	$0.352		$1.685		$1.251

Less Distributions

From net investment income	$(0.252)		$(0.481)		$(0.411)
From net realized gain	—		(0.004)		—

Total distributions	$(0.252)		$(0.485)		$(0.411)

Net asset value — End of period	$12.140		$12.040		$10.840

Total Return(4)	2.96	%(5)	16.18	%(5)	12.64	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,408		$23,327		$26,862
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.95	%(7)	0.95	%(7)(8)	0.95	%(7)(8)
Net investment income	3.79	%(7)	4.79	%(7)	4.38	%(7)
Portfolio Turnover of the Portfolio(9)	—		22	%(5)	1	%(5)
Portfolio Turnover of the Fund	19	%(5)	10	%(5)(10)	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses equal to 0.26%, 0.41% and 1.16% of average daily net assets for the six months ended March 31, 2012, the period ended September 30, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively.
(7)	Annualized.
(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(9)	Portfolio turnover represents the rate of portfolio activity for the period when the Fund was making investments directly in the Portfolio.
(10)	For the period from March 1, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Build America Bond Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to March 1, 2011.

See Notes to Financial Statements.
10

Eaton Vance
Build America Bond Fund

March 31, 2012

Financial Highlights — continued

	Class C

	Six Months Ended
	March 31, 2012		Period Ended		Period Ended
	(Unaudited)		September 30, 2011(1)		October 31, 2010(2)

Net asset value — Beginning of period	$12.040		$10.840		$10.000

Income (Loss) From Operations

Net investment income(3)	$0.182		$0.396		$0.371
Net realized and unrealized gain	0.124		1.215		0.819

Total income from operations	$0.306		$1.611		$1.190

Less Distributions

From net investment income	$(0.206)		$(0.407)		$(0.350)
From net realized gain	—		(0.004)		—

Total distributions	$(0.206)		$(0.411)		$(0.350)

Net asset value — End of period	$12.140		$12.040		$10.840

Total Return(4)	2.57	%(5)	15.50	%(5)	11.91	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,128		$13,684		$13,003
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.70	%(7)	1.70	%(7)(8)	1.70	%(7)(8)
Net investment income	3.04	%(7)	4.05	%(7)	3.56	%(7)
Portfolio Turnover of the Portfolio(9)	—		22	%(5)	1	%(5)
Portfolio Turnover of the Fund	19	%(5)	10	%(5)(10)	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses equal to 0.26%, 0.41% and 1.16% of average daily net assets for the six months ended March 31, 2012, the period ended September 30, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively.
(7)	Annualized.
(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(9)	Portfolio turnover represents the rate of portfolio activity for the period when the Fund was making investments directly in the Portfolio.
(10)	For the period from March 1, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Build America Bond Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to March 1, 2011.

See Notes to Financial Statements.
11

Eaton Vance
Build America Bond Fund

March 31, 2012

Financial Highlights — continued

	Class I

	Six Months Ended
	March 31, 2012		Period Ended		Period Ended
	(Unaudited)		September 30, 2011(1)		October 31, 2010(2)

Net asset value — Beginning of period	$12.050		$10.840		$10.000

Income (Loss) From Operations

Net investment income(3)	$0.245		$0.495		$0.460
Net realized and unrealized gain	0.112		1.225		0.808

Total income from operations	$0.357		$1.720		$1.268

Less Distributions

From net investment income	$(0.267)		$(0.506)		$(0.428)
From net realized gain	—		(0.004)		—

Total distributions	$(0.267)		$(0.510)		$(0.428)

Net asset value — End of period	$12.140		$12.050		$10.840

Total Return(4)	3.00	%(5)	16.55	%(5)	12.81	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,318		$12,939		$14,001
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.70	%(7)	0.70	%(7)(8)	0.70	%(7)(8)
Net investment income	4.09	%(7)	5.07	%(7)	4.45	%(7)
Portfolio Turnover of the Portfolio(9)	—		22	%(5)	1	%(5)
Portfolio Turnover of the Fund	19	%(5)	10	%(5)(10)	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses equal to 0.26%, 0.41% and 1.16% of average daily net assets for the six months ended March 31, 2012, the period ended September 30, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively.
(7)	Annualized.
(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(9)	Portfolio turnover represents the rate of portfolio activity for the period when the Fund was making investments directly in the Portfolio.
(10)	For the period from March 1, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Build America Bond Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to March 1, 2011.

See Notes to Financial Statements.
12

Eaton Vance
Build America Bond Fund

March 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Build America Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s primary investment objective is current income and its secondary objective is capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,097,940 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2019. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after September 30, 2011.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

13

Eaton Vance
Build America Bond Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J Interim Financial Statements — The interim financial statements relating to March 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. For the six months ended March 31, 2012, the investment adviser fee amounted to $182,370 or 0.60% (annualized) of the Fund’s average daily net assets. The Fund currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.95%, 1.70% and 0.70% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM was allocated $79,467 of the Fund’s operating expenses for the six months ended March 31, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2012, EVM earned $1,268 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $34,083 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

14

Eaton Vance
Build America Bond Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2012 amounted to $38,465 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended March 31, 2012, the Fund paid or accrued to EVD $66,683 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At March 31, 2012, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $1,430,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2012 amounted to $22,228 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended March 31, 2012, the Fund was informed that EVD received approximately $3,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $28,553,640 and $10,915,907, respectively, for the six months ended March 31, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	March 31, 2012	Period Ended	Period Ended
Class A	(Unaudited)	September 30, 2011(1)	October 31, 2010(2)

Sales	1,844,062	1,078,710	3,116,228
Issued to shareholders electing to receive payments of distributions in Fund shares	49,657	73,391	43,491
Redemptions	(1,244,119)	(1,693,359)	(681,703)

Net increase (decrease)	649,600	(541,258)	2,478,016

15

Eaton Vance
Build America Bond Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	March 31, 2012	Period Ended	Period Ended
Class C	(Unaudited)	September 30, 2011(1)	October 31, 2010(2)

Sales	927,795	540,542	1,239,315
Issued to shareholders electing to receive payments of distributions in Fund shares	20,045	38,554	11,851
Redemptions	(179,141)	(642,500)	(51,168)

Net increase (decrease)	768,699	(63,404)	1,199,998

	Six Months Ended
	March 31, 2012	Period Ended	Period Ended
Class I	(Unaudited)	September 30, 2011(1)	October 31, 2010(2)

Sales	1,203,027	719,229	1,392,224
Issued to shareholders electing to receive payments of distributions in Fund shares	15,543	36,823	6,139
Redemptions	(1,360,546)	(973,404)	(106,881)

Net increase (decrease)	(141,976)	(217,352)	1,291,482

(1)	For the eleven months ended September 30, 2011.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,676,247

Gross unrealized appreciation	$4,648,017
Gross unrealized depreciation	(16,556)

Net unrealized appreciation	$4,631,461

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2012, the Fund had a balance outstanding pursuant to this line of credit of $700,000 at an interest rate of 1.13%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2012. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2012.

10 Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At March 31, 2012, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $5,008.

16

Eaton Vance
Build America Bond Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

11 Liquidity Risk

The ability of municipalities to issue Build America Bonds expired on December 31, 2010. As a result, the number of Build America Bonds available in the market is limited and there can be no assurance that Build America Bonds will be actively traded. In addition, illiquidity may negatively affect the value of such bonds.

12 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Taxable Municipal Securities	$—	$64,307,708	$—	$64,307,708

Total Investments	$—	$64,307,708	$—	$64,307,708

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

17

Eaton Vance
Build America Bond Fund

March 31, 2012

Officers and Trustees

Officers of Eaton Vance Build America Bond Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Build America Bond Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

18

Eaton Vance
Build America Bond Fund

March 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4595-5/12	BABSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: May 14, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: May 14, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: May 14, 2012